Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FME AG shareholders' equity	Ordinary shares	Additional paid in capital	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Fair value changes	Noncontrolling interests	Total
Balance at beginning of period at Dec. 31, 2023	€ 13,620,261	€ 293,413	€ 3,380,331	€ 10,921,686	€ (765,581)	€ (4,585)	€ (192,490)	€ (12,513)	€ 1,206,274	€ 14,826,535
Balance at beginning of period (in shares) at Dec. 31, 2023		293,413,449
Dividends paid	(349,162)			(349,162)						(349,162)
Transactions with noncontrolling interests without loss of control	6,362		6,362						2,448	8,810
Noncontrolling interests due to changes in consolidation group									(10,431)	(10,431)
Contributions from/ to noncontrolling interests									(79,608)	(79,608)
Put option liabilities	41,444			41,444						41,444
Net Income	257,987			257,987					100,773	358,760
Other comprehensive income (loss) related to:
Foreign currency translation ,net of reclassification adjustments resulting from deconsolidation	330,132				388,680	(140)	(4,382)	(54,026)	36,297	366,429
Cash flow hedges, net of related tax effects	(4,389)					(4,389)				(4,389)
Pensions, net of related tax effects	34,868						34,868			34,868
Fair value changes, net of related tax effects	(5,901)							(5,901)		(5,901)
Comprehensive income	612,697								137,070	749,767
Balance at end of period at Jun. 30, 2024	13,931,602	€ 293,413	3,386,693	10,871,955	(376,901)	(9,114)	(162,004)	(72,440)	1,255,753	15,187,355
Balance at end of period (in shares) at Jun. 30, 2024		293,413,449
Balance at beginning of period at Dec. 31, 2024	14,576,563	€ 293,413	3,345,408	11,266,287	(41,964)	(13,298)	(188,058)	(85,225)	1,191,950	€ 15,768,513
Balance at beginning of period (in shares) at Dec. 31, 2024		293,413,449								293,413,449
Equity-settled share-based payment transactions	652		652							€ 652
Dividends paid	(422,515)			(422,515)						(422,515)
Transactions with noncontrolling interests without loss of control	(3,430)		(3,430)						(7,273)	(10,703)
Noncontrolling interests due to changes in consolidation group									3,369	3,369
Contributions from/ to noncontrolling interests									(90,721)	(90,721)
Put option liabilities	73,117			73,117						73,117
Net Income	376,492			376,492					85,412	461,904
Other comprehensive income (loss) related to:
Foreign currency translation ,net of reclassification adjustments resulting from deconsolidation	(1,388,651)				(1,405,232)	451	16,161	(31)	(126,823)	(1,515,474)
Cash flow hedges, net of related tax effects	17,660					17,660				17,660
Pensions, net of related tax effects	35,723						35,723			35,723
Fair value changes, net of related tax effects	5,300							5,300		5,300
Comprehensive income	(953,476)								(41,411)	(994,887)
Balance at end of period at Jun. 30, 2025	€ 13,270,911	€ 293,413	€ 3,342,630	€ 11,293,381	€ (1,447,196)	€ 4,813	€ (136,174)	€ (79,956)	€ 1,055,914	€ 14,326,825
Balance at end of period (in shares) at Jun. 30, 2025		293,413,449								293,413,449